Income Taxes Level 4 (Details) - Reconciliation of Differences Between Income Taxes For Continuing Operations and Provisions for Income Taxes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Reconciliation between Continuing Operations and Provisions for Income Taxes [Line Items]
Federal Statutory Income Tax Rate	35.00%
Income tax benefit computed at federal statutory tax rate	$ (8)	$ (78)	$ (74)
State tax provision, net of federal benefits	1	1	2
Foreign tax rate differential	(15)	7	12
Foreign source income (loss) subject to U.S. taxation	41	20	(36)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	0	0	18
Losses and other expenses (income) not deductible for tax	1	1	1
Increase (decrease) in the taxes due to changes in valuation allowance	17	66	425
Additional tax expense (benefit) on foreign unrepatriated earnings	18	8	22
Additional expense for uncertain tax positions	3	(3)	42
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount	(1)	0	(2)
Changes in enacted tax laws and tax rates	(23)	0	(31)
Income tax expense (benefit)	$ 34	$ 22	$ 379